OMB Number: 3235-0578

Expires: January 31, 2016

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-10479

                             A&Q Event Fund LLC

(Exact name of registrant as specified in charter)

677 Washington Boulevard

                                             Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim

UBS Hedge Fund Solutions LLC

677 Washington Boulevard

                                                     Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code:   203-719-1428

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

A&Q Event Fund LLC (On a Liquidation Basis)

Schedule of Portfolio Investments

(Unaudited)

September 30, 2015

Investment Fund	Geographic Focus	Cost	Fair Value Total	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date	Dollar Amount of Fair Value for First Available Redemption
Equity Hedged

Corvex Partners, L.P.	US/Canada	$1,163,444	$1,674,518	$—	$—	$1,674,518	4.44%	3/1/2012	Quarterly	9/30/2015 (b)	$1,674,518
Hayman Credes Fund, L.P.	US/Canada	650,000	659,980	—	—	659,980	1.75	2/1/2015	Quarterly	3/31/2016	$659,980
Ivory Optimal Fund L.P.	US/Canada	3,500,000	3,283,497	—	3,283,497	—	8.70	5/1/2015	Monthly	9/30/2015	$3,283,497
JANA Partners, L.P.	US/Canada	4,000,000	4,309,333	—	4,309,333	—	11.42	2/1/2013	Quarterly	9/30/2015	$4,309,333
Senator Global Opportunity Fund, L.P.	Global	791,575	1,424,302	—	—	1,424,302	3.77	1/1/2010	Quarterly	9/30/2015 (b)	$1,424,302
Starboard Value and Opportunity Fund, L.P.	US/Canada	4,176,171	4,670,881	—	4,670,881	—	12.38	11/1/2010	Quarterly	9/30/2015	$4,670,881
Trian Partners, L.P.	US/Canada	3,905,966	4,725,432	—	4,725,432	—	12.52	1/1/2008	Quarterly	9/30/2015	$4,725,432

Equity Hedged Subtotal		18,187,156	20,747,943	—	16,989,143	3,758,800	54.98

Multi-Strategy

Davidson Kempner Partners, L.P.	US/Canada	4,061,772	6,365,203	—	—	6,365,203	16.87	10/1/2006	Semi-Annually	12/31/2015	$6,365,203

Multi-Strategy Subtotal		4,061,772	6,365,203	—	—	6,365,203	16.87

Relative Value
TIG Arbitrage Enhanced, L.P.	US/Canada	4,250,000	4,049,528	—	4,049,528	—	10.73	7/1/2014	Monthly	9/30/2015	$4,049,528

Relative Value Subtotal		4,250,000	4,049,528	—	4,049,528	—	10.73

Total		$26,498,928	$31,162,674	$—	$21,038,671	$10,124,003	82.58%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	The Investment Fund is subject to an investor level gate of 25%.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical investments. Level 2 discloses the amount of investments where the Fund has the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s net asset value. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s net asset value. The Fund does not bifurcate an investment between Level 2 and Level 3 when there is an investor level gate; therefore if a portion of the investment is determined to be Level 3, the entire holding is classified as a Level 3 investment. Further liquidity information is contained in the Schedule of Portfolio Investments. There were no transfers between Level 1 and Level 2 during the period ended September 30, 2015.

A&Q Event Fund LLC (On a Liquidation Basis)

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2015

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of December 31, 2014	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2015

Credit/Income	$719,581	$(6,998)	$(13,824)	$–	$(698,759)	$–	$–	$–
Equity Hedged	15,318,132	4,219,419	(3,952,850)	650,000	(12,475,901)	–	–	3,758,800
Multi-Strategy	7,443,446	63,794	(219,842)	–	(922,195)	–	–	6,365,203
Other	2,921,369	(985,665)	(781,818)	–	(1,153,886)	–	–	–

Total	$26,402,528	$3,290,550	$(4,968,334)	$650,000	$(15,250,741)	$–	$–	$10,124,003

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2015 is $(3,772,069).

A&Q Event Fund LLC (On a Liquidation Basis)

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2015

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of September 30, 2015, the Investment Funds in the equity hedged strategy had $3,758,800 subject to investor level gates and lock ups. The Investment Funds in the equity hedged strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates **
Equity Hedged	30 – 90 days	15%

*	These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.
**	These Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring 4 redemption periods.

The Investment Fund in the multi-strategy strategy invests in both long and short, equity and debt strategies that are primarily in US based securities. The management of this Investment Fund seeks arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. As of September 30, 2015, the Investment Fund in the multi-strategy strategy was not subject to an investor level gate or lock up. The Investment Fund in the multi-strategy strategy has restrictions on liquidity in its offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates
Multi-Strategy	65 days	N/A

*	The Investment Fund is available to be redeemed in accordance with its offering documents, as of the measurement date, subject to the notice period.

A&Q Event Fund LLC (On a Liquidation Basis)

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2015

The Investment Fund in the relative value strategy, a broad category, generally encompasses strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Fund in this strategy typically uses arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Fund frequently focuses on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of September 30, 2015, the Investment Fund in the relative value strategy was not subject to an investor level gate or lock up. The Investment Fund in the relative value strategy has restrictions on liquidity in its offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates
Relative Value	30 days	N/A

*	The Investment Fund is available to be redeemed in accordance with its offering documents, as of the measurement date, subject to the notice period.

 Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2015.

The Fund recognizes transfers into and out of the levels indicated above and transfers between an Investment Fund’s liquid holdings and side pocket holdings at the end of the reporting period. Please refer to the June 30, 2015 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       A&Q Event Fund LLC

By (Signature and Title)*       /s/ William Ferri

                                                 William Ferri, Principal Executive Officer

Date 11-25-2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ William Ferri

                                                 William Ferri, Principal Executive Officer

Date 11-25-2015

By (Signature and Title)*       /s/ Dylan Germishuys

                                                 Dylan Germishuys, Principal Accounting Officer

Date 11-25-2015

* Print the name and title of each signing officer under his or her signature.